Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Cash interest paid including realized losses on the interest rate swap agreements	$ 29.3	$ 79.1	$ 64.4
Interest rate swap [Member]
Supplemental Cash Flow Information [Abstract]
Realized losses on interest rate swap agreements	1.8	32.9	9.3
Dropdown Predecessor [Member]
Supplemental Cash Flow Information [Abstract]
Drawdowns (Repayments)	$ 108.7	$ (82.3)	$ 171.4